Fair Value Measurements - Schedule of Plan Investment Assets Fair Value (Details) - EBP002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 7,747,811,000	$ 6,936,665,000
Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	1,737,852,000	2,153,555,000
Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	472,047,000	922,326,000
Level 1, Level 2, and Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	1,257,760,000	1,204,394,000
Level 1, Level 2, and Level 3 | Short Term Investment Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	8,045,000	26,835,000
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	1,737,852,000	2,153,555,000
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	472,047,000	922,326,000
Level 1 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	1,257,760,000	1,204,394,000
Level 1 | Short Term Investment Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	8,045,000	26,835,000
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 2 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 2 | Short Term Investment Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3 | Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Level 3 | Short Term Investment Fund
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	0	0
Net Asset Value (NAV) Practical Expedient | Goldman Sachs Core Plus Fixed Income CCT
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	43,130,000	28,032,000
Net Asset Value (NAV) Practical Expedient | JPMCB Large Cap Growth Fund; Class CF-E CCT
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	509,253,000
Net Asset Value (NAV) Practical Expedient | Vanguard Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at Fair Value	$ 5,457,576,000	$ 4,755,078,000